Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Current income tax liability	$ 560
Deferred income tax liability on undistributed foreign earnings		$ 560
Deferred income tax expense on foreign undistributed earnings		311	$ 225
Non-cash ceiling test write-downs due to change in deferred tax position	19
Foreign tax credit carryforward, amount	2,090
Tax expense (benefit) recorded		1	1
Accrued for payment of interest and penalties	1	0	1
Reserve for uncertain tax positions related to the current year	19
Settlements	3
Increase in valuation allowances	3,900	966	$ 223
United States [Member]
Income Tax [Line Items]
Deferred income tax liability on undistributed foreign earnings		$ 560
Tax expense (benefit) recorded	$ 1
United Kingdom [Member]
Income Tax [Line Items]
Supplementary charge percentage	20.00%	32.00%
Deferred tax benefit related to change in enacted legislation	$ 414
United States [Member]
Income Tax [Line Items]
Operating loss carryforwards	198
Canada [Member]
Income Tax [Line Items]
Operating loss carryforwards	60
Capital loss carryforwards	$ 848